Exhibit 99.1

Permanent Monthly Report

For period from 1 Nov 2006 to 30 Nov 2006

This report is a revised version of the previously issued report.  Excess Spread was reported incorrectly [understated].  There are no other amendments.

Mortgages Trust Determination Date	1 Dec 2006
Mortgages Trust Distribution Date	5 Dec 2006
Current Funding 1 Interest Period	11 Sep 2006 to 11 Dec 2006
Current Funding 2 Interest Period	17 Oct 2006 to 16 Jan 2007

Key Parties
Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Halifax plc
Servicer	Halifax plc
Cash Manager	Halifax plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary
Principal Balance at start of period	£45,594,365,767.58
Current Principal Balance	£43,461,242,137.62
Opening Trust Assets	£100.00
Total	£43,461,242,237.62
Funding 1 Issuer Notes outstanding (GBP)	£29,798,023,000.00
less Cash Accumulation Ledger balance	£—
less Funding 1 Principal Ledger balance	£2,318,694,815.91
less Principal Deficiency Ledger balance	£713,875.79
Funding 1 Share	£27,478,614,308.30
Funding 1 Share %	63.22805%
Seller Share	£10,571,127,938.97
Seller Share %	24.32013%
Minimum Seller Share	£2,179,911,433.26
Minimum Seller Share %	5.01576%
Number of loans in pool at start of period	606,133
Current number of loans in pool	584,773
Funding 2 Issuer Notes outstanding (GBP)	£5,411,550,000.00
less Cash Accumulation Ledger balance	£—
less Funding 2 Principal Ledger balance	£—
less Principal Deficiency Ledger balance	£50,209.65
Funding 2 Share	£5,411,499,890.35
Funding 2 Share %	12.45182%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 5 Dec 2006
Mortgages Trust Revenue Receipts	£195,131,873.68
Mortgages Trust Principal Receipts	£2,139,954,400.49
Total Cash received by Mortgages Trustee	£2,335,086,274.17

Revenue distribution
Amounts due to the Servicer	£1,873,741.06
Other amounts due	£150.00
Paid to Permanent Funding (No. 1) Limited	£118,197,042.53
Paid to Permanent Funding (No. 2) Limited	£23,131,000.94
Paid to the Seller	£51,929,939.15
£195,131,873.68

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£173,611,250.00
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£1,966,343,150.49
£2,139,954,400.49

Distribution to Master Issuer noteholders 15 Nov 2006

A distribution was made to the holders of the Issue 2006-1 series 1 class A notes by Citibank, N.A., as principal paying agent, on behalf of the Master Issuer.  Citibank, N.A. was paid, on behalf of the Master Issuer, by Deutsche Bank AG, as series 1 class A currency swap provider.

Details of the Master Issuer’s quarterly distribution will be added to the report once the first distribution has occurred.

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.00%
Current HVR2 rate	6.25%
Current Flexible Variable rate	6.15%

Yield net of Funding Swaps over 3 Month Sterling LIBOR                              0.58091%

Arrears & Possessions

Months in arrears	Aggregate outstanding balance	% of Total	Aggregate amount of Arrears	Number of accounts	% of Total
Current - < 1 month	£42,379,873,361.89	97.51%	£2,133,714.49	573,193	98.02%
1 - < 2 months	£514,100,439.36	1.18%	£3,828,509.55	5,655	0.97%
2 - < 3 months	£156,688,994.72	0.36%	£2,367,621.65	1,734	0.30%
3 - < 6 months	£207,869,623.47	0.48%	£5,444,702.15	2,164	0.37%
6 - < 12 months	£150,972,819.43	0.35%	£7,655,503.29	1,544	0.26%
>= 12 months	£51,736,898.75	0.12%	£4,705,126.99	483	0.08%
Total	£43,461,242,137.62	100.00%	£26,135,178.12	584,773	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Brought forward	£15,061,945.56	0.03%	131	0.02%
Repossessed			62	0.01%
Sold			38	0.01%
Relinquished			—	0.00%
Carried forward	£18,012,819.99	0.04%	155	0.03%

Average time from possession to sale in days (this period)         95

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Period	Balance of accounts	Number of accounts
This period	£—	—

CPR

Month	Monthly CPR	1-month annualised	3-month annualised	12-month annualised
November 2006	4.69%	43.83%	36.88%	33.56%
October 2006	3.49%	34.70%	35.63%	32.84%
September 2006	3.18%	32.11%	34.77%	33.21%

1-month annualised CPR is calculated as 1 - ( (1-R) ^ 12 )

3-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.

12-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread

November 2006	0.34001%
October 2006	0.32693%
September 2006	0.39181%

October & November figures revised as per note at top of report.

Excess spread is calculated by deducting actual and estimated costs, including the weighted average margin on the notes, from the yield above.

Range of outstanding balances at end of period	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

£0 - £24,999.99	£1,402,456,497.08	3.23%	102,381	17.51%
£25,000 - £49,999.99	£5,430,504,862.94	12.50%	145,839	24.94%
£50,000 - £74,999.99	£6,980,887,306.13	16.06%	112,729	19.28%
£75,000 - £99,999.99	£7,039,261,529.06	16.20%	81,212	13.89%
£100,000 - £124,999.99	£5,915,106,804.19	13.61%	52,948	9.05%
£125,000 - £149,999.99	£4,552,538,067.05	10.47%	33,344	5.70%
£150,000 - £174,999.99	£3,152,075,886.76	7.25%	19,549	3.34%
£175,000 - £199,999.99	£2,210,100,997.98	5.09%	11,861	2.03%
£200,000 - £224,999.99	£1,631,568,454.47	3.75%	7,717	1.32%
£225,000 - £249,999.99	£1,183,500,790.66	2.72%	5,003	0.86%
£250,000 - £299,999.99	£1,495,985,665.25	3.44%	5,514	0.94%
£300,000 - £349,999.99	£968,776,307.13	2.23%	3,015	0.52%
£350,000 - £399,999.99	£639,429,449.37	1.47%	1,721	0.29%
£400,000 - £449,999.99	£498,420,246.08	1.15%	1,181	0.20%
£450,000 - £500,000	£350,567,648.27	0.81%	743	0.13%
>£500,000	£10,061,625.20	0.02%	16	0.00%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

The weighted average current balance is:    £ 125,671.10

Range of LTV ratios at origination*	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

0% - 24.99%	£2,015,605,745.06	4.64%	64,162	10.97%
25% - 49.99%	£11,137,122,052.16	25.63%	191,979	32.83%
50% - 74.99%	£17,774,421,246.98	40.90%	196,177	33.55%
75% - 79.99%	£2,831,154,300.95	6.51%	27,135	4.64%
80% - 84.99%	£2,075,344,579.24	4.78%	20,624	3.53%
85% - 89.99%	£2,622,499,276.41	6.03%	26,009	4.45%
90% - 94.99%	£2,839,300,641.74	6.53%	30,845	5.27%
95% - 96.99%	£1,523,865,996.40	3.51%	19,057	3.26%
97%	£640,005,295.93	1.47%	8,768	1.50%
>97%	£1,923,002.75	0.00%	17	0.00%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is:  61.69%

Range of LTV ratios at end of reporting period*	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

0% - 24.99%	£4,785,490,010.79	11.01%	162,876	27.85%
25% - 49.99%	£15,564,450,922.90	35.81%	226,774	38.78%
50% - 74.99%	£16,532,383,391.86	38.04%	144,958	24.79%
75% - 79.99%	£2,172,613,510.41	5.00%	16,886	2.89%
80% - 84.99%	£2,275,741,127.45	5.24%	16,731	2.86%
85% - 89.99%	£1,537,152,901.38	3.54%	11,646	1.99%
90% - 94.99%	£507,077,157.79	1.17%	4,167	0.71%
95% - 96.99%	£56,934,804.97	0.13%	495	0.08%
97% - 99.99%	£27,871,070.96	0.06%	228	0.04%
>=100%	£1,527,239.11	0.00%	12	0.00%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is:       52.37%

Region	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
London & South East	£12,907,122,343.61	29.70%	116,960	20.00%
Midlands & East Anglia	£9,627,594,277.25	22.15%	128,645	22.00%
North	£5,923,955,074.13	13.63%	106,868	18.28%
North West	£5,145,410,583.69	11.84%	86,449	14.78%
South Wales & West	£6,350,485,735.79	14.61%	83,526	14.28%
Scotland	£3,460,272,418.55	7.96%	61,944	10.59%
Unknown	£46,401,704.60	0.11%	381	0.07%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

< 6	£2,555,427,246.11	5.88%	22,645	3.87%
6 - <12	£4,851,088,236.22	11.16%	43,379	7.42%
12 - <18	£4,819,260,419.73	11.09%	49,193	8.41%
18 - <24	£6,153,829,877.62	14.16%	67,851	11.60%
24 - <30	£5,247,776,081.33	12.07%	60,286	10.31%
30 - <36	£3,839,226,416.23	8.83%	47,562	8.13%
36 - <42	£3,554,144,860.78	8.18%	45,361	7.76%
42 - <48	£2,441,092,767.61	5.62%	36,287	6.21%
48 - <54	£2,184,701,837.34	5.03%	34,814	5.95%
54 - <60	£1,469,943,733.05	3.38%	27,390	4.68%
60 - <66	£1,227,619,478.69	2.82%	24,532	4.20%
66 - <72	£645,329,790.41	1.48%	14,635	2.50%
>=72	£4,471,801,392.51	10.29%	110,838	18.95%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

The weighted average seasoning of the loans, in months, is:      35.03

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

< 5	£919,850,485.26	2.12%	35,831	6.13%
5 - <10	£3,881,050,032.33	8.93%	85,759	14.67%
10 - <15	£6,124,129,410.77	14.09%	100,366	17.16%
15 - <20	£10,660,941,909.10	24.53%	144,233	24.66%
20 - <25	£19,096,764,282.78	43.94%	189,721	32.44%
25 - <30	£2,345,366,286.29	5.40%	21,882	3.74%
30 - <35	£429,450,701.32	0.99%	6,942	1.19%
>=35	£3,689,029.79	0.01%	39	0.01%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

The weighted average remaining term of the loans, in years, is:  18.58

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£27,979,204,540.50	64.38%	382,764	65.46%
Remortgage	£15,482,037,597.12	35.62%	202,009	34.54%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£12,995,783,204.69	29.90%	138,041	23.61%
Semi-detached	£12,819,701,423.54	29.50%	193,401	33.07%
Terraced	£12,182,380,936.35	28.03%	186,387	31.87%
Other*	£5,463,376,573.04	12.57%	66,944	11.45%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£18,652,865,311.16	42.92%	289,540	49.51%
Intermediaries	£24,705,836,320.53	56.85%	292,921	50.09%
Other channels	£102,540,505.93	0.24%	2,312	0.40%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£26,692,057,850.93	61.42%	402,954	68.91%
Interest-only	£16,769,184,286.69	38.58%	181,819	31.09%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£32,392,042,111.27	74.53%	405,742	69.38%
Halifax payment plan	£9,326,594,416.30	21.46%	145,444	24.87%
Other	£1,742,605,610.05	4.01%	33,587	5.74%
Total	£43,461,242,137.62	100.00%	584,773	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£23,063,553.83	0.06%	237	0.05%
Fixed rate loans	£21,883,723,431.54	57.81%	262,171	51.79%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£15,881,167,663.62	41.95%	243,050	48.01%
Flexible loans	£65,863,191.61	0.17%	778	0.15%
Total Special rate and flexible	£37,853,817,840.60	100.00%	506,236	100.00%

*An account may have more than one product holding.

Distribution of fixed rate loans

Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£172,264,508.58	0.79%	7,981	3.04%
4.00 - 4.99%	£12,218,306,215.59	55.83%	113,641	43.35%
5.00 - 5.99%	£9,024,807,663.19	41.24%	130,092	49.62%
6.00 - 6.99%	£467,000,791.91	2.13%	10,409	3.97%
7.00 - 7.99%	£1,246,403.88	0.01%	45	0.02%
8.00 - 8.99%	£97,848.39	0.00%	3	0.00%
Total	£21,883,723,431.54	100.00%	262,171	100.00%

*An account may have more than one product holding.

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total

2006	£793,061,071.37	3.62%	8,936	3.41%
2007	£7,923,278,404.24	36.21%	83,635	31.90%
2008	£7,547,475,694.58	34.49%	78,375	29.89%
2009	£1,859,956,215.02	8.50%	25,373	9.68%
2010	£1,468,712,127.69	6.71%	23,785	9.07%
2011	£1,574,649,203.59	7.20%	24,162	9.22%
2012	£62,185,325.47	0.28%	1,203	0.46%
2013	£86,282,072.24	0.39%	1,240	0.47%
2014	£332,710,632.13	1.52%	4,364	1.66%
2015	£156,568,357.05	0.72%	3,574	1.36%
2016	£78,844,328.16	0.36%	7,524	2.87%
Total	£21,883,723,431.54	100.00%	262,171	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share %	Funding 2 Share %	Seller Share %
1-Nov-06	£45,594,365,767.58	£27,652,457,525.84	£5,411,545,286.08	£12,530,362,955.66	60.6516%	11.8694%	27.4790%
17-Oct-06	£46,004,501,225.16	£27,652,482,124.48	£5,411,550,100.00	£12,940,469,000.68	60.1111%	11.7637%	28.1253%
2-Oct-06	£38,065,049,334.42	£28,548,502,140.69	£—	£9,516,547,193.73	75.0030%	—	24.9970%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
November 2006	£189,408,488.27	£5,723,385.41	£195,131,873.68
October 2006	£183,272,493.48	£2,281,178.66	£185,553,672.14
September 2006	£166,437,968.53	£3,619,842.18	£170,057,810.71

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller

November 2006	£1,873,741.06	£150.00	£118,197,042.53	£23,131,000.94	£51,929,939.15
October 2006	£1,799,278.12	£—	£113,998,265.07	£19,649,202.65	£50,106,926.30
September 2006	£1,601,212.79	£1,320.42	£128,845,736.18	£—	£39,609,541.32

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
November 2006	£1,677,545,448.71	£462,408,951.78	£2,139,954,400.49
October 2006	£962,375,915.71	£365,832,328.15	£1,328,208,243.86
September 2006	£881,824,215.50	£366,749,526.87	£1,248,573,742.37

Distribution

Month	Funding 1	Funding 2	Seller
November 2006	£173,611,250.00	£—	£1,966,343,150.49
October 2006	£895,830,257.63	£—	£432,377,986.23
September 2006	£1,248,573,742.37	£—	£—

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
November 2006	£382,459.25	£231,967.54	£45,395.73	£105,095.98	£3,085,384.66
October 2006	£293,923.28	£214,357.22	£4,813.92	£74,752.14	£2,702,925.41
September 2006	£352,944.23	£267,551.03	£—	£85,393.20	£2,409,002.13

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
November 2006	£231,967.54	£—	£713,875.79
October 2006	£214,357.22	£—	£481,908.25
September 2006	£267,551.03	£679,565.91	£267,551.03

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
November 2006	£—	£—	£545,000,000.00	£545,000,000.00
October 2006	£—	£—	£545,000,000.00	£545,000,000.00
September 2006	£—	£18,991,822.76	£545,000,000.00	£545,000,000.00

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
November 2006	£—	£—	£—	£150,000,000.00
October 2006	£—	£—	£—	£150,000,000.00
September 2006	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BB sub-ledger)

Month	Debit	Credit	Balance
November 2006	£45,395.73	£—	£50,209.65
October 2006	£4,813.92	£—	£4,813.92

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
November 2006	£—	£—	£92,000,000.00	£92,000,000.00
October 2006	£—	£92,000,000.00	£92,000,000.00	£92,000,000.00

Trigger events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £33,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes outstanding

Issuing entity*	Notes	Original rating S&P/Moody’s /Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Reference rate	Margin
Permanent Financing No.1	Series 4 Class A1	AAA / Aaa / AAA	11/Jun/2007	10/Jun/2009	€750,000,000	€750,000,000	—	5.100%
Permanent Financing No.1	Series 4 Class A2	AAA / Aaa / AAA	10/Sep/2007	10/Jun/2042	£1,000,000,000	£1,000,000,000	4.98625%	0.180%
Permanent Financing No.1	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	4.98625%	0.300%
Permanent Financing No.1	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	4.98625%	1.200%
Permanent Financing No.2	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2007	10/Dec/2009	$1,750,000,000	$1,750,000,000	5.39000%	0.220%
Permanent Financing No.2	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	3.29400%	0.450%
Permanent Financing No.2	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	3.29400%	1.450%
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	4.98625%	0.250%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	4.98625%	0.450%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	4.98625%	1.450%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	5.39000%	0.180%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	5.39000%	0.350%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	5.39000%	1.150%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	3.29400%	0.190%

Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	4.98625%	0.190%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	3.29400%	0.390%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	3.29400%	1.180%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	3.29400%	0.450%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	3.29400%	1.230%
Permanent Financing No.4	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007	10/Mar/2009	$2,400,000,000	$2,400,000,000	5.39000%	0.070%
Permanent Financing No.4	Series 2 Class B	AA / Aa3 / AA	12/Mar/2007	10/Jun/2042	$100,700,000	$100,700,000	5.39000%	0.180%
Permanent Financing No.4	Series 2 Class M	A / A2 / A	12/Mar/2007	10/Jun/2042	$59,900,000	$59,900,000	5.39000%	0.330%
Permanent Financing No.4	Series 2 Class C	BBB / Baa2 / BBB	12/Mar/2007	10/Jun/2042	$82,200,000	$82,200,000	5.39000%	0.720%
Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	5.39000%	0.140%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	5.39000%	0.230%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	5.39000%	0.370%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	5.39000%	0.800%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	3.29400%	0.150%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	3.29400%	0.280%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	3.29400%	0.450%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	4.98625%	0.170%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	4.98625%	0.330%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	4.98625%	0.500%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	4.98625%	0.900%
Permanent Financing No.5	Series 2 Class A	AAA / Aaa / AAA	11/Dec/2006, 12/Mar/2007, 11/Jun/2007 & 10/Sep/2007	10/Jun/2011	$1,300,000,000	$1,300,000,000	5.39000%	0.110%
Permanent Financing No.5	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$56,400,000	$56,400,000	5.39000%	0.180%
Permanent Financing No.5	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$46,200,000	$46,200,000	5.39000%	0.650%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	5.39000%	0.160%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	5.39000%	0.260%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	5.39000%	0.820%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	3.29400%	0.170%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	3.29400%	0.330%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	3.29400%	0.780%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	4.98625%	0.190%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	4.98625%	0.350%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	4.98625%	0.850%
Permanent Financing No.6	Series 2 Class A	AAA / Aaa / AAA	10/Sep/2007 & 10/Dec/2007	12/Dec/2011	$1,000,000,000	$1,000,000,000	5.39000%	0.090%
Permanent Financing No.6	Series 2 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	$35,800,000	$35,800,000	5.39000%	0.140%
Permanent Financing No.6	Series 2 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	$34,700,000	$34,700,000	5.39000%	0.450%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£1,000,000,000	£1,000,000,000	4.98625%	0.125%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	4.98625%	0.230%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	4.98625%	0.680%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	3.29400%	0.140%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	3.29400%	0.230%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	3.29400%	0.680%

Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	4.98625%	0.150%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	4.98625%	0.160%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	4.98625%	0.310%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	4.98625%	0.800%
Permanent Financing No.7	Series 2 Class A	AAA / Aaa / AAA	10/Sep/2007	10/Sep/2014	$1,400,000,000	$1,400,000,000	5.39000%	0.040%
Permanent Financing No.7	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$60,700,000	$60,700,000	5.39000%	0.110%
Permanent Financing No.7	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$59,200,000	$59,200,000	5.39000%	0.330%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	3.29400%	0.070%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	3.29400%	0.120%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	3.29400%	0.430%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	4.98625%	0.080%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	4.98625%	0.130%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	4.98625%	0.450%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	4.98625%	0.100%

Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014		$1,400,000,000		$1,400,000,000	5.39000%	0.070%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042		$69,800,000		$69,800,000	5.39000%	0.150%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042		$82,900,000		$82,900,000	5.39000%	0.400%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032		$1,000,000,000		$1,000,000,000	5.39000%	0.120%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042		$52,000,000		$52,000,000	5.39000%	0.200%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042		$40,400,000		$40,400,000	5.39000%	0.520%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032		€1,000,000,000		€1,000,000,000	3.29400%	0.130%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042		€47,200,000		€47,200,000	3.29400%	0.200%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042		€65,700,000		€65,700,000	3.29400%	0.520%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£400,000,000		£400,000,000	4.98625%	0.150%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032		£600,000,000		£600,000,000	4.98625%	0.150%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£500,000,000		£500,000,000	4.98625%	0.150%
Permanent Financing No.9	Series 1 Class A	A-1+ / P-1 / F1+	12/Mar/2007	12/Mar/2007		$1,500,000,000		$1,500,000,000	5.32000%	-0.030%
Permanent Financing No.9	Series 1 Class B	AA / Aa3 / AA	12/Mar/2007	10/Jun/2042		$63,400,000		$63,400,000	5.39000%	0.080%
Permanent Financing No.9	Series 1 Class C	BBB / Baa2 / BBB	12/Mar/2007	10/Jun/2042		$66,600,000		$66,600,000	5.39000%	0.300%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015		$1,750,000,000		$1,750,000,000	5.39000%	0.040%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042		$67,800,000		$67,800,000	5.39000%	0.130%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042		$72,800,000		$72,800,000	5.39000%	0.380%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033		$1,000,000,000		$1,000,000,000	5.39000%	0.100%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042		$38,000,000		$38,000,000	5.39000%	0.170%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042		$41,900,000		$41,900,000	5.39000%	0.500%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033		€1,600,000,000		€1,600,000,000	3.29400%	0.110%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042		€61,200,000		€61,200,000	3.29400%	0.150%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042		€64,600,000		€64,600,000	3.29400%	0.500%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042		£750,000,000		£750,000,000	4.98625%	0.110%
Permanent Master Issuer	2006-1 1A	A-1+ / P-1 / F-1+	15/Oct/2007	15/Oct/2007		$—		$1,000,000,000	5.32000%	-0.020%
Permanent Master Issuer	2006-1 1B	AA / Aa3 / AA	15/Oct/2007	15/Jul/2042		$—		$35,800,000	5.37296%	0.080%
Permanent Master Issuer	2006-1 1C	BBB / Baa2 / BBB	15/Oct/2007	15/Jul/2042		$—		$35,800,000	5.37296%	0.200%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015		$—		$1,750,000,000	5.37296%	0.040%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042		$—		$134,900,000	5.37296%	0.120%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042		$—		$134,900,000	5.37296%	0.400%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA	$—	CA	$350,000,000	4.34415%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015		€—		€500,000,000	3.49500%	0.060%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033		€—		€1,750,000,000	3.49500%	0.110%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042		€—		€129,300,000	3.49500%	0.150%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042		€—		€129,300,000	3.49500%	0.450%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033		$—		$1,500,000,000	5.37296%	0.110%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£—		£500,000,000	5.11715%	0.120%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£—		£600,000,000	5.11715%	0.120%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill

LP/3/3/SEC

Trinity Road

Halifax

HX1 2RG

Tel:  +44 (0) 113 235 2176

Fax: +44 (0) 113 235 7511

e-mail: traceyhill@halifax.co.uk

Reports can be obtained from :

markunsworth@halifax.co.uk

or:

SEC EDGAR database @:

www.sec.gov/edgar

Bloomberg under ticker: Perma or Permm